Risk management - Credit risk - Main aggregates (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Period of evolution of business considered in evaluating allowance for impairment losses.	3 years
Loans and advances - Customers
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	3.10%	2.50%	2.70%
Commercial, financial and industrial loans
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	1.90%	1.50%	1.80%
Mortgage loans
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	5.50%	5.40%	5.70%
Loans to customers
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	4.80%	3.20%	3.20%
Installment loans to individuals - Revolving consumer credit cards loans
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	4.70%	2.90%	3.10%
Installment loans to individuals - Non-revolving consumer loans
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	4.80%	3.40%	3.30%
Loans to customers (not impaired) | Loans and advances - Customers
Disclosure of credit risk exposure [line items]
Loan amount	$ 712,983	$ 724,516	$ 689,059
Loans to customers (not impaired) | Public sector loans
Disclosure of credit risk exposure [line items]
Loan amount	73,016	70,450	59,547
Loans to customers (not impaired) | Commercial, financial and industrial loans
Disclosure of credit risk exposure [line items]
Loan amount	346,075	379,758	371,976
Loans to customers (not impaired) | Mortgage loans
Disclosure of credit risk exposure [line items]
Loan amount	177,665	156,209	145,749
Loans to customers (not impaired) | Loans to customers
Disclosure of credit risk exposure [line items]
Loan amount	116,227	118,099	111,787
Loans to customers (not impaired) | Installment loans to individuals - Revolving consumer credit cards loans
Disclosure of credit risk exposure [line items]
Loan amount	53,809	59,477	56,227
Loans to customers (not impaired) | Installment loans to individuals - Non-revolving consumer loans
Disclosure of credit risk exposure [line items]
Loan amount	62,418	58,622	55,560
Loans to customers (non-performing) | Loans and advances - Customers
Disclosure of credit risk exposure [line items]
Loan amount	21,909	17,952	18,429
Loans to customers (non-performing) | Commercial, financial and industrial loans
Disclosure of credit risk exposure [line items]
Loan amount	6,530	5,815	6,538
Loans to customers (non-performing) | Mortgage loans
Disclosure of credit risk exposure [line items]
Loan amount	9,847	8,399	8,345
Loans to customers (non-performing) | Loans to customers
Disclosure of credit risk exposure [line items]
Loan amount	5,532	3,738	3,546
Loans to customers (non-performing) | Installment loans to individuals - Revolving consumer credit cards loans
Disclosure of credit risk exposure [line items]
Loan amount	2,543	1,717	1,716
Loans to customers (non-performing) | Installment loans to individuals - Non-revolving consumer loans
Disclosure of credit risk exposure [line items]
Loan amount	$ 2,989	$ 2,021	$ 1,830